Receivables - Summary of Receivables (Detail) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of acquired receivables [abstract]
Trade receivables	€ 0	€ 8,451
VAT receivables	382,468	691,628
Total	€ 382,468	€ 700,079